Note 5 - Premises And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010
Land & land improvements	$5,466,281	$5,464,946
Buildings & building improvements	6,132,163	6,132,163
Furniture, fixtures and equipment	3,679,037	3,652,390
	15,277,481	15,249,499
Less: accumulated depreciation	4,872,616	4,375,323
	$10,404,865	$10,874,176

Land with a carrying value of $767,244 is held for sale at December 31, 2011. The Company is expecting to complete the sale by June 30, 2012, which based on the sales contract is expected to result in a gain on the sale.

Depreciation expense was $522,212 for 2011 and $579,553 for 2010.